FINANCIAL INSTRUMENTS - Financial Assets and Liabilities by Category (Details) - USD ($) $ in Millions	Apr. 15, 2020	Dec. 31, 2021	Dec. 31, 2020	Apr. 13, 2020
Disclosure of financial assets [line items]
Financial assets		$ 636.0	$ 758.4
Financial liabilities		1,245.4	1,422.7
Equinox
Disclosure of financial assets [line items]
Sale of stock, number of shares available for sale (in shares)				12,000,000
Fair value of investments in associates for which there are quoted market prices	$ 51.4
Losses on disposals of investments	5.5
Proceeds from sales of investments other than investments accounted for using equity method	$ 51.2
Borrowings1 [Member]
Disclosure of financial assets [line items]
Financial liabilities		772.8	993.8
Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of financial assets [line items]
Financial liabilities		274.7	240.4
Derivative Liabilities, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial liabilities		14.5	9.0
Derivative Liabilities, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial liabilities		11.0	6.1
Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities		172.4	173.4
Carrying amount
Disclosure of financial assets [line items]
Financial liabilities		1,219.9	1,407.6
Carrying amount | Borrowings1 [Member]
Disclosure of financial assets [line items]
Financial liabilities		772.8	993.8
Carrying amount | Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of financial assets [line items]
Financial liabilities			240.4
Carrying amount | Derivative Liabilities, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0	0.0
Carrying amount | Derivative Liabilities, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0	0.0
Carrying amount | Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities		172.4	173.4
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial liabilities		11.0	6.1
Financial liabilities at fair value through profit or loss, category [member] | Borrowings1 [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0	0.0
Financial liabilities at fair value through profit or loss, category [member] | Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0	0.0
Financial liabilities at fair value through profit or loss, category [member] | Derivative Liabilities, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0	0.0
Financial liabilities at fair value through profit or loss, category [member] | Derivative Liabilities, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial liabilities		11.0	6.1
Financial liabilities at fair value through profit or loss, category [member] | Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0	0.0
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial liabilities		14.5	9.0
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Borrowings1 [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0	0.0
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0	0.0
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Derivative Liabilities, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial liabilities		14.5	9.0
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Derivative Liabilities, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0	0.0
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0	0.0
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		25.5	23.9
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets		74.1	68.7
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		536.4	665.8
Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Cash And Cash Equivalents1 [Member]
Disclosure of financial assets [line items]
Financial assets		525.0	651.2
Cash And Cash Equivalents1 [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Cash And Cash Equivalents1 [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Cash And Cash Equivalents1 [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets			651.2
Cash And Cash Equivalents1 [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets		3.0	4.2
Trade receivables [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		3.0	4.2
Trade receivables [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Trade receivables [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Trade receivables [member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Investment Securities [Member]
Disclosure of financial assets [line items]
Financial assets		74.1	68.7
Investment Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Investment Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets		74.1	68.7
Investment Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Investment Securities [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Warrants
Disclosure of financial assets [line items]
Financial assets		1.4	2.5
Warrants | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Warrants | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Warrants | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		1.4	2.5
Warrants | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Derivative Assets, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial assets			0.4
Derivative Assets, Non-Hedge [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets			0.0
Derivative Assets, Non-Hedge [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets			0.0
Derivative Assets, Non-Hedge [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets			0.4
Derivative Assets, Non-Hedge [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets			0.0
Other Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets		22.5	19.7
Other Financial Assets [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		22.5	19.7
Other Financial Assets [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Other Financial Assets [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Other Financial Assets [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Convertible loan receivable
Disclosure of financial assets [line items]
Financial assets		10.0	11.7
Convertible loan receivable | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Convertible loan receivable | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Convertible loan receivable | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		10.0	11.7
Convertible loan receivable | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets		$ 0.0	$ 0.0